RESTATEMENT OF PREVIOUSLY ISSUED COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Currency closing rate	1.3662	1.3193
Currency average rate	1.3363	1.3428	1.3787